Property, plant and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment, net
Balances	$ 74,919
Balances	77,801	$ 74,919
Cost
Property, plant and equipment, net
Balances	207,988	200,737
Acquisitions	14,955	9,785
Disposals	(1,984)	(894)
Transfer to intangible	(16)	(1,156)
Translation differences and inflation adjustment	(2,474)	(484)
Balances	218,469	207,988
Accumulated
Property, plant and equipment, net
Balances	(133,069)	(125,995)
Depreciation of the year	10,373	9,120
Disposals	1,873	802
Transfer to intangible	(5)
Translation differences and inflation adjustment	(896)	(1,244)
Balances	(140,668)	(133,069)
Land, building and improvements
Property, plant and equipment, net
Balances	43,019
Balances	40,156	43,019
Land, building and improvements | Cost
Property, plant and equipment, net
Balances	59,361	56,644
Acquisitions	110	40
Disposals	0	0
Transfers	11	1,886
Transfer to intangible	0	0
Translation differences and inflation adjustment	(1,647)	791
Balances	57,835	59,361
Land, building and improvements | Accumulated
Property, plant and equipment, net
Balances	(16,342)	(15,324)
Depreciation of the year	1,255	1,134
Disposals	0	0
Transfers	0
Transfer to intangible	0
Translation differences and inflation adjustment	82	(116)
Balances	(17,679)	(16,342)
Plant and production Equipment
Property, plant and equipment, net
Balances	12,362
Balances	12,551	12,362
Plant and production Equipment | Cost
Property, plant and equipment, net
Balances	54,229	51,920
Acquisitions	3,343	2,209
Disposals	(41)	(38)
Transfers	0	57
Transfer to intangible	(4)	(1,002)
Translation differences and inflation adjustment	(1,900)	1,083
Balances	55,627	54,229
Plant and production Equipment | Accumulated
Property, plant and equipment, net
Balances	(41,867)	(38,163)
Depreciation of the year	2,786	2,890
Disposals	32	36
Transfers	10
Transfer to intangible	0
Translation differences and inflation adjustment	(1,555)	850
Balances	(43,076)	(41,867)
Vehicles, furniture and fixtures
Property, plant and equipment, net
Balances	16,811
Balances	22,289	16,811
Vehicles, furniture and fixtures | Cost
Property, plant and equipment, net
Balances	70,385	68,597
Acquisitions	10,459	5,405
Disposals	(1,941)	(469)
Transfer to intangible	(12)
Translation differences and inflation adjustment	2,463	(3,148)
Balances	81,354	70,385
Vehicles, furniture and fixtures | Accumulated
Property, plant and equipment, net
Balances	(53,574)	(52,491)
Depreciation of the year	5,507	4,152
Disposals	1,839	388
Transfers	(10)
Transfer to intangible	(5)
Translation differences and inflation adjustment	1,838	(2,681)
Balances	(59,065)	(53,574)
Works in progress
Property, plant and equipment, net
Balances	482
Balances	1,190	482
Works in progress | Cost
Property, plant and equipment, net
Balances	482	1,055
Acquisitions	736	1,556
Disposals	0	0
Transfers	(11)	(1,981)
Transfer to intangible	0	(154)
Translation differences and inflation adjustment	(17)	6
Balances	1,190	482
Works in progress | Accumulated
Property, plant and equipment, net
Balances	0	0
Depreciation of the year	0	0
Disposals	0	0
Transfers	0
Transfer to intangible	0
Translation differences and inflation adjustment	0	0
Balances	0	0
Others
Property, plant and equipment, net
Balances	2,245
Balances	1,615	2,245
Others | Cost
Property, plant and equipment, net
Balances	23,531	22,521
Acquisitions	307	575
Disposals	(2)	(387)
Transfers	0	38
Transfer to intangible	0	0
Translation differences and inflation adjustment	(1,373)	784
Balances	22,463	23,531
Others | Accumulated
Property, plant and equipment, net
Balances	(21,286)	(20,017)
Depreciation of the year	825	944
Disposals	2	378
Transfers	0
Transfer to intangible	0
Translation differences and inflation adjustment	(1,261)	703
Balances	$ (20,848)	$ (21,286)